UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2006 - March 31, 2007

Item 1:	Reports to Shareholders

Vanguard® PRIMECAP Fund

> Semiannual Report

March 31, 2007

>	The Investor Shares of Vanguard PRIMECAP Fund returned 4.5% for the six months ended March 31, lagging the return of the fund’s benchmark and the average return among multi-capitalization growth funds.

>	The broad U.S. stock market gained 8.9% during a volatile first half of the fund’s fiscal year.

>	The fund’s modest results over the six months can be traced in large measure to poor performance from its health care holdings and mixed results in information technology.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Fund Profile	9
Performance Summary	10
Financial Statements	11
About Your Fund’s Expenses	22
Glossary	24

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2007
Total
Returns
Vanguard PRIMECAP Fund
Investor Shares	4.5%
Admiral™ Shares[1]	4.6
S&P 500 Index	7.4
Average Multi-Cap Growth Fund[2]	8.6

Your Fund’s Performance at a Glance
September 30, 2006–March 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard PRIMECAP Fund
Investor Shares	$70.30	$69.04	$0.440	$4.000
Admiral Shares	73.03	71.67	0.570	4.150

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard PRIMECAP Fund returned 4.5% for Investor Shares and 4.6% for Admiral Shares in the six months ended March 31, 2007. Although these are respectable six-month results on an absolute basis, they fell short of the returns of both the fund’s benchmark and the average return of its peers among multi-cap growth funds.

The fund’s outsized commitment to stocks in information technology and health care—particularly biotechnology and pharmaceuticals holdings that underperformed—hurt its performance during the period.

Please note that as of March 31, the fund remained closed to new investors. Existing shareholders were permitted to make additional purchases of up to $25,000 per year.

Six-month stock market return reflected disparate market moods

The broad U.S. stock market stitched together a solid six-month return from patches of strength and weakness. Stock prices rallied at the start of the period, pulled back in February—in part, a reaction to the Chinese market’s swoon—then recovered in March, buoyed by generally benign economic and corporate-profit reports.

2

Small-capitalization stocks outpaced large-caps, and international stocks outperformed their U.S. counterparts—patterns that have been in place for much of the past few years.

As the Fed sat tight, bonds produced coupon-like returns

The Federal Reserve Board remained offstage during the six months, keeping its target for the federal funds rate at 5.25% throughout the period. Despite some interim back-and-forth, longer-term bond yields finished the period pretty much where they started. With rates—and prices—more or less stable, bonds’ returns were consistent with their coupons.

The broad taxable bond market returned 2.8% for the six-month period. The municipal securities market posted a return of 1.9%. Money market instruments, one of the fixed income market’s bright spots in recent months, returned 2.5% for the half-year, as measured by the Citigroup 3-Month Treasury Bill Index.

Amid short-term disappointments, a focus on long-term prospects

During the past few years, PRIMECAP Fund’s research-intensive approach has produced large weightings in technology and health care stocks—investments that, in the view of your fund’s advisor, PRIMECAP Management, boast exceptional long-term growth prospects.

Market Barometer
			Total Returns
		Periods Ended March 31, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	8.2%	11.8%	6.9%
Russell 2000 Index (Small-caps)	11.0	5.9	10.9
Dow Jones Wilshire 5000 Index (Entire market)	8.9	11.4	7.8
MSCI All Country World Index ex USA (International)	15.5	20.3	17.4

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.8%	6.6%	5.4%
Lehman Municipal Bond Index	1.9	5.4	5.5
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.5

CPI
Consumer Price Index	1.2%	2.8%	2.8%

1	Annualized.

3

Although this strategy produced modest returns over the past six months, the advisor remains convinced that tremendous opportunities lie ahead for these companies, particularly those that provide the software to sustain the ever-growing global reach of the Internet, as well as the pharmaceuticals firms that will help meet the prescription-drug demands of aging baby boomers.

In this fiscal half-year, PRIMECAP Fund earned solid returns from Adobe Systems, the fund’s third-largest holding, which benefited from anticipation over its new Creative Suite software package. Other tech companies disappointed, though; Motorola, Micron Technology, and Intuit all turned in double-digit negative returns.

In health care, the advisor’s conviction that some major pharmaceuticals companies have been underappreciated by investors went unrewarded over the six months, as Eli Lilly and Novartis registered negative returns. The fund’s biotech holdings also suffered: Amgen was stung by disappointing clinical trial data, and Biogen Idec reported earnings that failed to meet expectations. Among medical device makers, negative returns from Boston Scientific offset the modest rise in Medtronic.

The fund’s brighter spots over the six months included materials companies Monsanto, Weyerhaeuser, and Potash Corp. of Saskatchewan, the latter soaring on robust demand for its fertilizer. The

Annualized Expense Ratios[1]
Your fund compared with its peer group
			Average
	Investor	Admiral	Multi-Cap
	Shares	Shares	Growth Fund
PRIMECAP Fund	0.46%	0.31%	1.49%

1	Fund expense ratios reflect the six months ended March 31, 2007. Peer group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

4

fund also got a lift from oil-and-gas providers ConocoPhillips, Hess, and Noble, and also from Sony, the consumer electronics company, which benefited from a strong video game market. The advisor’s long-standing pessimism about—and small commitment to—financial stocks also spared the fund some pain during the six months, as the sector stumbled on fissures in the subprime lending market.

A longer-term view, and low costs, can offer the best outlook

Although a review of the fiscal half-year can reveal useful information about an advisor’s approach and assessment of the market’s risks and opportunities, it’s important to remember that six-month returns provide little information about a fund’s long-term performance. That’s a fact of investing life no less true now than on occasions when PRIMECAP has finished its reporting period well ahead of the pack.

Your fund’s approach—making long-term commitments to a relatively concentrated number of holdings—requires patience and conviction, on the part of the fund’s managers and its investors.

Our unwavering view is that success in investing is best judged over longer time periods, and our counsel, as always, is that investors must try to avoid being distracted by the “noise” of short-term results or market swings. Create a broadly based portfolio of stock, bond, and money market mutual funds; keep costs low; and think long term. That’s the best way to build an investment plan to stand the test of time and help you reach your financial goals.

Thank you for entrusting your assets to Vanguard.

John J. Brennan

Chairman and Chief Executive Officer

April 12, 2007

5

Advisor’s Report

During the past six months, the Investor and Admiral Shares of Vanguard PRIMECAP Fund returned 4.5% and 4.6%, respectively, trailing the 7.4% return of the S&P 500 Index and the 8.6% average return for multi-cap growth funds.

Investment environment

The past six months were a challenging period for growth stocks. As they have for much of the past five years, many investors favored stocks with high relative free cash flow and dividend yields rather than stocks that, in our view, have compelling growth prospects. The valuation differential between growth and value stocks is near a 20-year low, even as growth-oriented companies turn their attractive long-term opportunities into steady increases in current earnings.

As the environment has become tougher, we’ve become more optimistic about our portfolio. The compression in growth-stock valuations has given us opportunities to buy equities with exciting prospects at reasonable prices. We feel that the risk of further compression in growth-stock valuations is not significant. Even if the unusually narrow valuation differential between growth and value stocks were to persist, we would expect growth companies to outperform the broad market by virtue of their superior earnings growth. If growth stocks’ recent valuation compression reverses and the historical premium awarded to earnings growth begins to return, growth investors should see even stronger returns.

Our successes

Although the fund trailed its benchmarks during the six-month period, we enjoyed noteworthy performance from a number of holdings, such as Potash Corp. of Saskatchewan. That firm controls 75% of the world’s excess potash capacity, which gives it significant leverage in setting prices. For much of the past few years, the company has benefited from strong global fertilizer demand due to higher agricultural product prices.

Adobe Systems, another significant longtime holding, generated a strong six-month return. The company continues to capitalize on its portfolio of software applications used in website design. Sony and DIRECTV Group also made important contributions.

Our shortfalls

Health care and technology stocks accounted for most of the fund’s weak performers. Semiconductor maker Micron Technology, for example, struggled on a decline in prices for its core memory chips. Texas Instruments suffered from

6

a buildup in inventories in handset components, which caused a disruption in ordering from its customers during the last several months. Biotechnology giant Amgen struggled with safety issues among its highly profitable EPO drugs. We remain optimistic about the prospects for each of these holdings, despite their weak six-month returns.

This is not the case with Pfizer, another position that contributed to the fund’s subpar six months. Pfizer’s long-term prospects depended heavily on its new cholesterol drug torcetrapib, which was expected to make an important contribution to revenues when Pfizer’s blockbuster cholesterol medication Lipitor begins to lose patent protection in 2010. When the new drug failed to perform as expected, Pfizer terminated clinical trials, causing us to revise our investment thesis and reduce our Pfizer position.

Outlook

In general, however, we remain very optimistic about the health care sector, and pharmaceuticals in particular. We expect health care companies to benefit from a compelling and, in our view, underappreciated secular trend: a dramatic increase in pharmaceuticals use by the aging baby boom generation. People over the age of 65 consume twice the amount of prescription drugs per capita as younger people, and this area of consumption is relatively insensitive to the economic cycle. As the baby boomers reach their mid-60s, the industry stands to benefit from a period of strong and sustained earnings growth.

We also remain enthusiastic about information technology stocks, particularly the software companies that benefit from their behind-the-scenes role in the Internet’s worldwide growth. Examples include database maker Oracle. When you query and transact at popular websites such as eBay and Amazon, you are using an Oracle database. Adobe Systems plays a similarly important role in the design, creation, and display of websites and online media.

7

We remain pessimistic about most financials companies, a view reflected in our very modest exposure to this sector. Over the past few years, these companies have benefited from an environment of low interest rates and abundant global liquidity. This period seems to be nearing its end. The most visible sign of change is the recent distress in the subprime mortgage market. In our view, this turmoil reflects a potentially broader problem in the financials sector, which is the mispricing of credit and other risks during the past few years. The result could be problems with loans and other financing provided to consumers and businesses in other sectors of the economy.

Although equity markets may see some near-term volatility, we remain optimistic that the forces of globalization and innovation, the health care needs of an aging population, the need for infrastructure investment domestically, and the rise of consumption in emerging markets will drive long-term growth opportunities for our portfolio companies. In closing, we would like to thank you for entrusting your hard-earned capital with us. We will continue to work diligently to prove worthy of that trust.

Howard B. Schow		Theo A. Kolokotrones
Portfolio Manager		Portfolio Manager
Joel P. Fried
Portfolio Manager
Mitchell J. Milias		Alfred W. Mordecai
Portfolio Manager		Portfolio Manager

David H. Van Slooten
Portfolio Manager

PRIMECAP Management Company, LLP		April 12, 2007

8

Fund Profile

As of March 31, 2007

Portfolio Characteristics
	Comparative
	Fund	Index[1]
Number of Stocks	130	500
Median Market Cap	$32.8B	$54.6B
Price/Earnings Ratio	20.0x	16.6x
Price/Book Ratio	3.0x	2.8x
Yield		1.9%
Investor Shares	0.5%
Admiral Shares	0.6%
Return on Equity	15.5%	19.2%
Earnings Growth Rate	24.2%	19.8%
Foreign Holdings	13.6%	0.0%
Turnover Rate	16%[2]	—
Expense Ratio
Investor Shares	0.46%[2]
Admiral Shares	0.31%[2]
Short-Term Reserves	3%	—

Sector Diversification (% of portfolio)
	Comparative
	Fund	Index[1]
Consumer Discretionary	11%	10%
Consumer Staples	2	9
Energy	9	10
Financials	6	22
Health Care	21	12
Industrials	11	11
Information Technology	29	15
Materials	7	3
Telecommunication Services	1	4
Utilities	0	4
Short-Term Reserves	3%	—

Volatility Measures[3]
Fund Versus
Comparative Index[1]
R-Squared	0.83
Beta	1.25

Ten Largest Holdings[4](% of total net assets)

FedEx Corp.	air freight and logistics	4.7%
Eli Lilly & Co.	pharmaceuticals	3.4
Adobe Systems, Inc.	application software	3.4
Novartis AG ADR	pharmaceuticals	3.2
Potash Corp. of Saskatchewan, Inc.	fertilizers and agricultural chemicals	3.1
Texas Instruments, Inc.	semiconductors	2.9
Medtronic, Inc.	health care equipment	2.7
ConocoPhillips Co.	integrated oil and gas	2.5
Biogen Idec Inc.	biotechnology	2.4
Oracle Corp.	systems software	2.4
Top Ten		30.7%

Investment Focus

1	S&P 500 Index.
2	Annualized.
3	For an explanation of R-squared, beta,and other terms used here, see the Glossary on page 24.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 1996–March 31, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares [2]	11/1/1984	5.26%	8.16%	12.14%
Admiral Shares	11/12/2001	5.41	8.32	9.48[3]

1	Six months ended March 31, 2007.
2	Total return figures do not reflect the 1% fee assessed on redemptions of shares held for less than one year.
3	Return since inception.

Note: See Financial Highlights tables on pages 16 and 17 for dividend and capital gains information.

10

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (97.1%)
Consumer Discretionary (11.6%)
*	DIRECTV Group, Inc.	28,720,807	662,589
	Sony Corp. ADR	12,100,000	610,929
[1]	Whirlpool Corp.	4,000,000	339,640
	TJX Cos., Inc.	12,594,800	339,556
	Target Corp.	5,019,000	297,426
*	Kohl’s Corp.	3,114,600	238,609
	Eastman Kodak Co.	9,000,000	203,040
	The Walt Disney Co.	5,650,000	194,530
*	Bed Bath & Beyond, Inc.	3,250,975	130,592
*	Comcast Corp. Class A	4,131,450	107,211
	Mattel, Inc.	3,707,900	102,227
	Lowe’s Cos., Inc.	2,450,000	77,151
	Best Buy Co., Inc.	1,575,000	76,734
*	Amazon.com, Inc.	1,441,500	57,357
*	Viacom Inc. Class B	1,378,200	56,658
	ArvinMeritor, Inc.	1,620,600	29,576
	Abercrombie & Fitch Co.	375,000	28,380
	Yum! Brands, Inc.	400,000	23,104
	Tiffany & Co.	300,000	13,644
	Time Warner, Inc.	240,000	4,733
	Brunswick Corp.	112,000	3,567
			3,597,253
Consumer Staples (1.5%)
	Costco Wholesale Corp.	7,000,000	376,880
	Avon Products, Inc.	2,500,000	93,150
			470,030
Energy (8.8%)
	ConocoPhillips Co.	11,300,000	772,355
	Schlumberger Ltd.	5,583,500	385,820
	Noble Energy, Inc.	5,960,000	355,514
	Hess Corp.	6,000,000	332,820
	EnCana Corp.	4,062,200	205,669
	EOG Resources, Inc.	2,200,000	156,948
^[1]	Pogo Producing Co.	3,260,000	156,806
	Peabody Energy Corp.	2,912,000	117,179

			Market
			Value•
		Shares	($000)
	GlobalSantaFe Corp.	1,676,600	103,413
*	Transocean Inc.	1,100,000	89,870
	Noble Corp.	300,000	23,604
	Murphy Oil Corp.	350,000	18,690
	Chevron Corp.	150,000	11,094
*	National Oilwell Varco Inc.	10,000	778
			2,730,560
Financials (5.6%)
	The Bank of
	New York Co., Inc.	10,000,000	405,500
	Marsh &McLennan Cos., Inc.	9,952,300	291,503
	American International Group, Inc.	3,825,000	257,116
*	Berkshire Hathaway Inc.Class B	65,600	238,784
	The Chubb Corp.	3,450,000	178,261
	Fannie Mae	1,800,000	98,244
	AFLAC Inc.	1,200,000	56,472
	Transatlantic Holdings, Inc.	691,261	45,015
	JPMorgan Chase & Co.	905,000	43,784
	Wells Fargo & Co.	1,150,000	39,595
	Capital One Financial Corp.	448,000	33,806
	Freddie Mac	295,000	17,550
	Fifth Third Bancorp	450,000	17,411
	State Street Corp.	180,000	11,655
	SLM Corp.	210,000	8,589
	Washington Mutual, Inc.	100,000	4,038
	Citigroup, Inc.	50,000	2,567
			1,749,890
Health Care (21.2%)
	Biotechnology (5.1%)
* [1]	Biogen Idec Inc.	17,135,320	760,465
*	Amgen, Inc.	10,072,200	562,834
*	Genzyme Corp.	4,400,000	264,088
*	Applera Corp.–Celera Genomics Group	985,372	13,992

11

			Market
			Value•
		Shares	($000)
	Health Care Equipment & Supplies (4.3%)
	Medtronic, Inc.	16,983,452	833,208
*	Boston Scientific Corp.	34,827,610	506,393

	Life Science Tools & Services (1.5%)
	Applera Corp.–Applied
	Biosystems Group	8,945,100	264,507
* [1]	Millipore Corp.	2,820,000	204,365

	Pharmaceuticals (10.3%)
	Eli Lilly & Co.	19,785,300	1,062,668
*	Novartis AG ADR	17,969,765	981,688
	Roche Holdings AG	2,950,000	521,602
	GlaxoSmithKline PLC ADR	5,520,000	305,035
	Pfizer Inc.	8,720,000	220,267
*	Sepracor Inc.	2,200,000	102,586
			6,603,698
Industrials (10.8%)
	FedEx Corp.	13,705,800	1,472,414
	Southwest Airlines Co.	31,416,800	461,827
	Caterpillar, Inc.	5,256,900	352,370
*	AMR Corp.	9,528,200	290,134
	Deere & Co.	1,285,000	139,602
	Fluor Corp.	1,516,025	136,018
	Union Pacific Corp.	1,300,000	132,015
	Granite Construction Co.	1,800,000	99,468
* [1]	Alaska Air Group, Inc.	2,540,000	96,774
	Donaldson Co., Inc.	1,600,000	57,760
^	Canadian Pacific Railway Ltd.	827,400	46,707
	Pall Corp.	942,800	35,826
	3M Co.	300,000	22,929
	United Parcel Service, Inc.	315,270	22,100
	Norfolk Southern Corp.	29,000	1,467
	The Boeing Co.	10,000	889
			3,368,300
Information Technology (29.3%)
	Communications Equipment (5.3%)
*	Corning, Inc.	20,714,600	471,050
	QUALCOMM Inc.	10,733,000	457,870
	Motorola, Inc.	14,050,000	248,264
*	Nortel Networks Corp.	8,300,940	199,638
	LM Ericsson Telephone Co.ADR Class B	4,650,757	172,497
[1]	Plantronics, Inc.	4,701,500	111,049
*	Comverse Technology, Inc.	300,000	6,405

	Computers & Peripherals (2.3%)
	Hewlett-Packard Co.	10,700,000	429,498
*	EMC Corp.	17,329,200	240,009
*	Dell Inc.	1,380,000	32,030

			Market
			Value•
	Shares		($000)
	Electronic Equipment & Instruments (0.8%)
[1]	Tektronix, Inc.	6,629,600	186,690
*	Coherent, Inc.	1,420,000	45,071
*	Agilent Technologies, Inc.	237,681	8,007

	Internet Software & Services (2.1%)
*	Google Inc.	761,300	348,797
*	eBay Inc.	6,625,000	219,619
*	Yahoo! Inc.	2,249,500	70,387

	IT Services (0.5%)
	Accenture Ltd.	4,136,200	159,409
	Paychex, Inc.	200,000	7,574

	Semiconductors &
	Semiconductor Equipment (7.0%)
	Texas Instruments, Inc.	29,535,000	889,004
*	Micron Technology, Inc.	36,512,373	441,069
	Intel Corp.	17,100,000	327,123
	Applied Materials, Inc.	7,330,000	134,286
	KLA–Tencor Corp.	2,460,000	131,167
*	ASML Holding (New York)	4,076,000	100,881
*	NVIDIA Corp.	2,150,000	61,877
*	Rambus Inc.	2,500,000	53,125
*	Entegris Inc.	2,583,472	27,643
*	Verigy Ltd.	29,100	683

	Software (11.3%)
*	Adobe Systems, Inc.	25,290,000	1,054,593
*	Oracle Corp.	41,550,600	753,312
	Microsoft Corp.	26,895,000	749,564
*	Intuit, Inc.	16,308,600	446,203
* [1]	Citrix Systems, Inc.	9,919,030	317,707
*	Symantec Corp.	12,009,200	207,759
			9,109,860
Materials (7.6%)
[1]	Potash Corp. of Saskatchewan, Inc.	6,000,000	959,580
	Monsanto Co.	6,594,360	362,426
	Weyerhaeuser Co.	3,905,726	291,914
	Praxair, Inc.	3,850,100	242,402
	Alcoa Inc.	5,154,000	174,721
*	Domtar Corp.	13,024,414	121,257
	Dow Chemical Co.	1,900,000	87,134
[1]	MacDermid, Inc.	1,701,000	59,314
	Freeport-McMoRan Copper & Gold, Inc. Class B	804,000	53,217
	Temple-Inland Inc.	50,000	2,987
			2,354,952

12

		Market
		Value•
	Shares	($000)
Telecommunication Services (0.7%)
Sprint Nextel Corp.	10,778,800	204,366
Embarq Corp.	467,440	26,340
		230,706
Total Common Stocks
(Cost $19,737,545)		30,215,249
Temporary Cash Investments (3.5%)
[2] Vanguard Market Liquidity
Fund, 5.288%	1,033,451	1,033,451
[2] Vanguard Market Liquidity
Fund, 5.288%—Note G	73,487,000	73,487
Total Temporary Cash Investments
(Cost $1,106,938)		1,106,938
Total Investments (100.6%)
(Cost $20,844,483)		31,322,187
Other Assets and Liabilities—
Net (–0.6%)		(188,995)
Net Assets (100%)		31,133,192

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	31,322,187
Receivables for Capital Shares Issued	33,234
Other Assets—Note C	159,614
Total Assets	31,515,035
Liabilities
Security Lending Collateral
Payable to Brokers—Note G	77,639
Other Liabilities	304,204
Total Liabilities	381,843
Net Assets	31,133,192

At March 31, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	19,745,501
Undistributed Net Investment Income	24,942
Accumulated Net Realized Gains	884,968
Unrealized Appreciation
Investment Securities	10,477,704
Foreign Currencies	77
Net Assets	31,133,192

Investor Shares—Net Assets
Applicable to 316,886,068 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	21,876,419
Net Asset Value Per Share—
Investor Shares	$69.04

Admiral Shares—Net Assets
Applicable to 129,161,330 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,256,773
Net Asset Value Per Share—
Admiral Shares	$71.67

•	See Note A in Notes to Financial Statements .
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note G in Notes to Financial Statements .
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. See Note I in Notes to Financial Statements .
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note E in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

13

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Dividends[1,2]	153,503
Interest[2]	30,730
Security Lending	195
Total Income	184,428
Expenses
Investment Advisory Fees—Note B	33,066
The Vanguard Group—Note C
Management and Administrative
Investor Shares	25,109
Admiral Shares	3,530
Marketing and Distribution
Investor Shares	1,956
Admiral Shares	700
Custodian Fees	235
Shareholders’ Reports
Investor Shares	103
Admiral Shares	28
Trustees’ Fees and Expenses	21
Total Expenses	64,748
Expenses Paid Indirectly—Note D	(158)
Net Expenses	64,590
Net Investment Income	119,838
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,215,249
Foreign Currencies	24
Realized Net Gain (Loss)	1,215,273
Change in Unrealized Appreciation (Depreciation)
Investment Securities	32,764
Foreign Currencies	33
Change in Unrealized Appreciation (Depreciation)	32,797
Net Increase (Decrease) in Net Assets Resulting from Operations	1,367,908

1	Dividends are net of foreign withholding taxes of $4,764,000.
2	Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $7,420,000, $30,730,000, and $77,838,000, respectively.

14

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,838	199,152
Realized Net Gain (Loss)	1,215,273	1,712,223
Change in Unrealized Appreciation (Depreciation)	32,797	1,447,623
Net Increase (Decrease) in Net Assets Resulting from Operations	1,367,908	3,358,998
Distributions
Net Investment Income
Investor Shares	(134,480)	(120,479)
Admiral Shares	(68,524)	(50,404)
Realized Capital Gain
Investor Shares	(1,222,619)	(595,528)
Admiral Shares	(498,927)	(211,443)
Total Distributions	(1,924,550)	(977,854)
Capital Share Transactions—Note H
Investor Shares	426,120	(553,866)
Admiral Shares	893,144	969,966
Net Increase (Decrease) from Capital Share Transactions	1,319,264	416,100
Total Increase (Decrease)	762,622	2,797,244
Net Assets
Beginning of Period	30,370,570	27,573,326
End of Period[1]	31,133,192	30,370,570

1	Net Assets—End of Period includes undistributed net investment income of $24,942,000 and $108,084,000.

15

Financial Highlights

PRIMECAP Fund Investor Shares

Six Months
	Ended	Year Ended		Sept. 1 to
For a Share Outstanding	Mar. 31,	September 30,		Sept. 30,	Year Ended August 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004	2003	2002
Net Asset Value,
Beginning of Period	$70.30	$64.79	$57.18	$54.93	$48.50	$39.51	$51.90
Investment Operations
Net Investment Income	.26	.437	.511[2]	.03	.25	.23	.188
Net Realized and Unrealized
Gain (Loss) on Investments	2.92	7.367	7.544	2.22	6.39	8.97	(12.183)
Total from
Investment Operations	3.18	7.804	8.055	2.25	6.64	9.20	(11.995)
Distributions
Dividends from
Net Investment Income	(.44)	(.386)	(.445)	—	(.21)	(.21)	(.260)
Distributions from
Realized Capital Gains	(4.00)	(1.908)	—	—	—	—	(.135)
Total Distributions	(4.44)	(2.294)	(.445)	—	(.21)	(.21)	(.395)
Net Asset Value,
End of Period	$69.04	$70.30	$64.79	$57.18	$54.93	$48.50	$39.51

Total Return[3]	4.48%	12.30%	14.13%	4.10%	13.72%	23.41%	–23.28%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$21,876	$21,828	$20,643	$20,933	$20,115	$16,886	$13,216
Ratio of Total Expenses to
Average Net Assets	0.46%*	0.46%	0.46%	0.45%*	0.46%	0.51%	0.49%
Ratio of Net Investment
Income to Average Net Assets	0.71%*	0.64%	0.85%[2]	0.57%*	0.48%	0.56%	0.42%
Portfolio Turnover Rate	16%*	10%	12%	1%	9%	12%	11%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2

Net investment income per share and the ratio of net investment income to average net assets include $.144 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

3

Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years.

*	Annualized.

16

PRIMECAP Fund Admiral Shares

Six Months							Nov. 12,
	Ended	Year Ended		Sept. 1 to		Year Ended	2001[2] to
For a Share Outstanding	Mar. 31,	September 30,		Sept. 30,		August 31,	Aug. 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004	2003	2002
Net Asset Value,
Beginning of Period	$73.03	$67.28	$59.36	$57.02	$50.34	$41.00	$50.00
Investment Operations
Net Investment Income	.33	.562	.636[3]	.03	.35	.295	.191
Net Realized and Unrealized
Gain (Loss) on Investments	3.03	7.640	7.836	2.31	6.62	9.310	(8.776)
Total from
Investment Operations	3.36	8.202	8.472	2.34	6.97	9.605	(8.585)
Distributions
Dividends from
Net Investment Income	(.57)	(.472)	(.552)	—	(.29)	(.265)	(.275)
Distributions from
Realized Capital Gains	(4.15)	(1.980)	—	—	—	—	(.140)
Total Distributions	(4.72)	(2.452)	(.552)	—	(.29)	(.265)	(.415)
Net Asset Value,
End of Period	$71.67	$73.03	$67.28	$59.36	$57.02	$50.34	$41.00

Total Return[4]	4.56%	12.45%	14.33%	4.10%	13.88%	23.58%	–17.35%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$9,257	$8,542	$6,930	$3,773	$3,605	$2,067	$1,369
Ratio of Total Expenses to
Average Net Assets	0.31%*	0.31%	0.31%	0.30%*	0.31%	0.37%	0.38%*
Ratio of Net Investment
Income to Average Net Assets	0.86%*	0.79%	0.96%[3]	0.72%*	0.63%	0.69%	0.52%*
Portfolio Turnover Rate	16%*	10%	12%	1%	9%	12%	11%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2	Inception.
3

Net investment income per share and the ratio of net investment income to average net assets include $.149 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

4	Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee previously assessed on shares held for less than five years.
*	Annualized.

See accompanying Notes,which are an integral part of the Financial Statements.

17

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair-value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m., Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

18

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2007, the investment advisory fee represented an effective annual rate of 0.21% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2007, the fund had contributed capital of $2,949,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $155,000 and custodian fees by $3,000.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended March 31, 2007, the fund realized net foreign currency gains of $24,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

19

At March 31, 2007, the cost of investment securities for tax purposes was $20,844,483,000. Net unrealized appreciation of investment securities for tax purposes was $10,477,704,000 consisting of unrealized gains of $11,429,007,000 on securities that had risen in value since their purchase and $951,303,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended March 31, 2007, the fund purchased $2,474,192,000 of investment securities and sold $3,027,758,000 of investment securities, other than temporary cash investments.

G. The market value of securities on loan to broker-dealers at March 31, 2007, was $71,965,000, for which the fund received cash collateral of $73,487,000.

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2007		Sept. 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	988,449	13,996	1,953,345	28,851
Issued in Lieu of Cash Distributions	1,339,307	19,279	705,002	10,739
Redeemed[1]	(1,901,636)	(26,890)	(3,212,213)	(47,710)
Net Increase (Decrease)—Investor Shares	426,120	6,385	(553,866)	(8,120)
Admiral Shares
Issued	805,793	10,876	1,539,872	22,010
Issued in Lieu of Cash Distributions	536,593	7,443	247,413	3,631
Redeemed[1]	(449,242)	(6,123)	(817,319)	(11,681)
Net Increase (Decrease)—Admiral Shares	893,144	12,196	969,966	13,960

1	Net of redemption fees of $871,000 and $672,000 (fund totals).

20

I. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current-Period Transactions
Sept. 30, 2006			Proceeds from		Mar. 31, 2007
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Adobe Systems, Inc.	1,265,810	—	332,900	—	n/a1
Alaska Air Group, Inc.	96,621	—	—	—	96,774
Biogen Idec Inc.	810,094	—	51,803	—	760,465
Citrix Systems Inc.	347,616	9,809	—	—	317,707
Granite Construction Co.	168,052	—	81,273	360	n/a1
MacDermid, Inc.	55,487	—	—	204	59,314
Millipore Corp.	172,866	—	—	—	204,365
Plantronics, Inc.	82,417	—	—	470	111,049
Pogo Producing Co.	133,497	—	—	489	156,806
Potash Corp. of Saskatchewan, Inc.	713,847	—	127,224	1,747	959,580
Tektronix, Inc.	191,794	—	—	796	186,690
Whirlpool Corp.	n/a2	33,730	—	3,354	339,640
	4,038,101			7,420	3,192,390

J. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1     At March 31, 2007, the security is still held but the issuer is no longer an affiliated company of the fund.

2	At September 30, 2006, the issuer was not an affiliated company of the fund.

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	9/30/2006	3/31/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,044.84	$2.35
Admiral Shares	1,000.00	1,045.63	1.58
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.64	$2.32
Admiral Shares	1,000.00	1,023.39	1.56

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.46% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

22

Note that the expenses shown in the table on page 22 are meant to highlight and help you compare ongoing costs only; they do not include your fund’s low-balance fee or the 1% fee on redemptions of shares held for less than one year. These fees are fully described in the prospectus. If the fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

23

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

24

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
147 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
147 Vanguard Funds Overseen	and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for the
Hearing-Impaired > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q592 052007

Vanguard® Target Retirement Funds

> Semiannual Report

March 31, 2007

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2005 Fund

Vanguard Target Retirement 2010 Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2020 Fund

Vanguard Target Retirement 2025 Fund

>	For the six Target Retirement Funds included in this report, six-month returns ranged from 4.6% for the most income-oriented fund to 8.5% for the Target
Retirement 2025 Fund, which has a much higher allocation to stocks.

>	Bond returns were modest for the half-year period, while the U.S. and international stock markets produced healthy gains.

>	Among the underlying Vanguard funds represented in the Target Retirement series, the best performance belonged to the Emerging Markets Stock Index
Fund. The Inflation-Protected Securities Fund delivered the most modest result.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement Income Fund	7
Target Retirement 2005 Fund	16
Target Retirement 2010 Fund	25
Target Retirement 2015 Fund	34
Target Retirement 2020 Fund	43
Target Retirement 2025 Fund	52
About Your Fund’s Expenses	61
Trustees Approve Advisory Arrangement	63
Glossary	64

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2007
Total
Returns
Vanguard Target Retirement Income Fund	4.6%
Target Income Composite Index[1]	4.6
Target Income Composite Average[2]	4.8

Vanguard Target Retirement 2005 Fund	5.8%
Target 2005 Composite Index[1]	5.7
Target 2005 Composite Average[2]	6.1

Vanguard Target Retirement 2010 Fund	6.7%
Target 2010 Composite Index[1]	6.6
Target 2010 Composite Average[2]	7.0

Vanguard Target Retirement 2015 Fund	7.4%
Target 2015 Composite Index[1]	7.4
Target 2015 Composite Average[2]	7.8

Vanguard Target Retirement 2020 Fund	7.8%
Target 2020 Composite Index[1]	7.9
Target 2020 Composite Average[2]	8.3

Vanguard Target Retirement 2025 Fund	8.5%
Target 2025 Composite Index[1]	8.5
Target 2025 Composite Average[2]	8.9

1

Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; for bonds, the Lehman Brothers Aggregate Bond Index and the Lehman Treasury Inflation Notes Index; and for short-term reserves, the Citigroup 3-Month Treasury Bill Index. The composite index changes over time with the fund’s asset allocation.

2

Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average intermediate-term Treasury fund, the average Treasury inflation-protected securities fund, the average money market fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

During the fiscal half-year ended March 31, 2007, the Vanguard Target Retirement Funds enjoyed a period of positive performance. Returns for bonds were modest, but the performance of domestic stocks was strong. Those Target Retirement Funds with a larger exposure to international markets fared best during the period, as foreign stocks continued to outpace domestic equities.

Six of the 11 Target Retirement Funds are included in this report. All produced gains that were in line with their respective asset allocations. The bond-heavy Target Retirement Income Fund returned 4.6%, while the Target Retirement 2025 Fund, with its considerable exposure to stocks, including those in Europe, the Pacific region, and emerging markets, returned 8.5%.

Two of the six funds included in this report are not yet one year old—the 2010 and 2020 Funds were added to the Target Retirement series in June 2006.

Six-month stock market return reflected disparate market moods

The broad U.S. stock market stitched together a solid six-month return from patches of strength and weakness. Stock prices rallied at the start of the period, pulled back in February—in part, a reaction to the Chinese market’s swoon—then recovered in March, buoyed by generally benign economic and corporate-profit reports.

Small-capitalization stocks outpaced large-caps, and international stocks outperformed their U.S. counterparts—patterns that have been in place for much of the past few years.

As the Fed sat tight, bonds produced coupon-like returns

The Federal Reserve Board remained offstage during the six months, keeping its target for the federal funds rate at 5.25% throughout the period. Despite some interim back-and-forth, longer-term bond yields finished the period pretty much where they started. With rates—and prices—more or less stable, bond returns were consistent with their coupons.

The broad taxable bond market returned 2.8% for the six-month period. The municipal securities market posted a return of 1.9%. Money market instruments, one of the fixed income market’s bright spots in recent months, returned 2.5% for the half-year, as measured by the Citigroup 3-Month Treasury Bill Index.

Market Barometer
			Total Returns
		Periods Ended March 31, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	8.2%	11.8%	6.9%
Russell 2000 Index (Small-caps)	11.0	5.9	10.9
Dow Jones Wilshire 5000 Index (Entire market)	8.9	11.4	7.8
MSCI All Country World Index ex USA (International)	15.5	20.3	17.4

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.8%	6.6%	5.4%
Lehman Municipal Bond Index	1.9	5.4	5.5
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.5

CPI
Consumer Price Index	1.2%	2.8%	2.8%

1	Annualized.

The funds’ performance varied across the target-year spectrum

Each of the Target Retirement Funds includes a mix of stock and bond funds that is appropriate for its maturity date. In all except the Income Fund, these allocations shift to become more bond-oriented as the investor’s retirement date approaches.

The funds designed for investors in, or closest to, retirement—the Income Fund and the 2005 Fund—hold the most conservative allocations. For example, the Income Fund holds 65% of its assets in bonds (with about a third of that total in Vanguard Inflation-Protected Securities Fund) and 5% in Vanguard Prime Money Market Fund. This heavy fixed income allocation is designed to provide shareholders with greater income, stability of principal, and a degree of inflation protection. The fund’s other assets are in U.S. and foreign stocks, providing opportunity for growth. During the fiscal six months, the Income Fund returned 4.6%.

For the other Target Retirement Funds, performance during the half-year depended on where each fund stood on the target-year spectrum. The longest-dated fund in this report, Target Retirement 2025, had the most aggressive mix, with about 16% of its assets in international stocks, 63% in U.S. stocks, and 21% in bonds as of March 31. This fund returned 8.5% during the period.

Asset Allocations on March 31, 2007
			Short-Term
	Stocks[1]	Bonds	Investments
Income[2]	30%	65%	5%
2005	45	54	1
2010	55	45	0
2015	64	36	0
2020	72	28	0
2025	79	21	0

1	As of March 31, 2007, international stock weightings for the Income, 2005, 2010, 2015, 2020, and 2025 Funds were about 6%, 9%, 11%, 13%, 14%, and 16% of assets, respectively.
2	Allocations do not change.

Over the long term, we would expect these funds’ performance to reflect a ladderlike progression based on their allocations—namely, modest but stable returns among the more conservative, income-oriented funds, and higher returns (albeit with occasional downturns) among the funds with a higher exposure to equities.

Among the underlying Vanguard funds represented in the Target Retirement series, the best performers during the period were the international funds: the Emerging Markets Stock Index Fund (+19.8%), European Stock Index Fund (+15.8%), and Pacific Stock Index Fund (+12.6%). The lowest-returning portfolios were the Total Bond Market Index Fund (+2.8%) and the Inflation-Protected Securities Fund (+1.0%).

The funds provide a one-stop, age-appropriate solution

The Vanguard Target Retirement Funds gradually march toward more conservative, age-appropriate asset allocations. In the process, the funds rely on cost-efficient Vanguard funds, primarily index funds, to capture the returns of the stock and bond markets. As a shareholder in a Target Retirement Fund, you own a single investment that—given your retirement target date—appropriately diversifies your assets and gradually modifies your portfolio as retirement nears.

Annualized Expense Ratios
Your fund compared with its peer group

	“Acquired” Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
Income	0.21%	1.10%
2005	0.21	1.22
2010	0.21	1.28
2015	0.21	1.32
2020	0.21	1.35
2025	0.21	1.38

1

This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2

Peer groups are (from top to bottom) the Target Income Composite Average, the Target 2005 Composite Average, the Target 2010 Composite Average, the Target 2015 Composite Average, the Target 2020 Composite Average, and the Target 2025 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

Because these funds simplify the investment process, the Target Retirement series can help investors avoid two of the most common behavioral pitfalls that can detract from long-term performance: namely, inattention to one’s portfolio and thus a failure to rebalance it, or—at the other extreme—overzealous involvement characterized by too much trading, performance-chasing, and a restless search for the next “best” thing.

As we have counseled through the years, choosing and sticking with a carefully considered, balanced portfolio of stock, bond, and money market funds suited to your unique circumstances and time horizon can be critical to your long-term success. The Vanguard Target Retirement Funds put this counsel into practice for retirement investing, giving you a one-stop solution that does it all.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 12, 2007

Your Fund’s Performance at a Glance
September 30, 2006–March 31, 2007

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	SEC
	Price	Price	Dividends	Gains	Yield[1]
Income	$10.52	$10.81	$0.190	$0.000	3.79%
2005	11.38	11.68	0.360	0.000	3.40
2010	21.01	22.23	0.180	0.000	3.09
2015	12.10	12.68	0.310	0.000	2.85
2020	21.14	22.60	0.190	0.000	2.59
2025	12.51	13.28	0.290	0.000	2.36

1	Thirty-day advertised yield net of expenses at month-end.

Target Retirement Income Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	3.8%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	45.1%
Total Stock Market Index Fund	24.0
Inflation-Protected Securities Fund	19.9
Prime Money Market Fund	5.0
European Stock Index Fund	3.5
Pacific Stock Index Fund	1.6
Emerging Markets Stock Index Fund	0.9
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 64.
3

The Target Income Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 45% Lehman Aggregate Bond Index, 24% MSCI US Broad Market Index, 20% Lehman Treasury Inflation Notes Index, 5% Citigroup 3-Month Treasury Index, 5% MSCI EAFE Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003[1]–March 31, 2007
				Target
				Income
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	3.3%	2.9%	6.2%	6.3%
2005	2.1	3.6	5.7	5.8
2006	0.1	4.3	4.4	4.5
2007[3]	2.8	1.8	4.6	4.6

Average Annual Total Returns: Periods Ended March 31, 2007

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement Income Fund	10/27/2003	8.07%	2.40%	3.70%	6.10%

1	Inception.
2

The Target Income Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 45% Lehman Aggregate Bond Index, 24% MSCI US Broad Market Index, 20% Lehman Treasury Inflation Notes Index, 5% Citigroup 3-Month Treasury Index, 5% MSCI EAFE Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 13 for dividend and capital gains information.

Target Retirement Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (23.9%)
Vanguard Total Stock Market Index Fund Investor Shares	6,823,332	234,791
Vanguard Total Stock Market ETF	61,679	8,721

International Stock Funds (6.0%)
Vanguard European Stock Index Fund Investor Shares	947,952	35,567
Vanguard Pacific Stock Index Fund Investor Shares	1,215,220	15,774
Vanguard Emerging Markets Stock Index Fund Investor Shares	381,081	9,451

Bond Funds (65.0%)
Vanguard Total Bond Market Index Fund Investor Shares	45,824,709	458,705
Vanguard Inflation-Protected Securities Fund Investor Shares	16,921,717	202,553

Money Market Fund (5.0%)
Vanguard Prime Money Market Fund Investor Shares	50,970,806	50,971
Total Investment Companies (Cost $980,538)		1,016,533
Other Assets and Liabilities (0.1%)
Receivables for Capital Shares Issued		22,734
Other Assets		2,060
Payables for Investment Securities Purchased		(22,215)
Other Liabilities		(1,579)
		1,000
Net Assets (100%)
Applicable to 94,102,146 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,017,533
Net Asset Value Per Share		$10.81

Target Retirement Income Fund

At March 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	985,795	$10.47
Undistributed Net Investment Income	575.01
Accumulated Net Realized Losses	(4,832)	(.05)
Unrealized Appreciation	35,995.38
Net Assets	1,017,533	$10.81

•	See Note A in Notes to Financial Statements.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	15,643
Net Investment Income—Note B	15,643
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	615
Realized Net Gain (Loss)	615
Change in Unrealized Appreciation (Depreciation) of Investment Securities	23,332
Net Increase (Decrease) in Net Assets Resulting from Operations	39,590

Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,643	32,676
Realized Net Gain (Loss)	615	(5,455)
Change in Unrealized Appreciation (Depreciation)	23,332	6,317
Net Increase (Decrease) in Net Assets Resulting from Operations	39,590	33,538
Distributions
Net Investment Income	(16,353)	(31,951)
Realized Capital Gain[1]	—	(1,021)
Total Distributions	(16,353)	(32,972)
Capital Share Transactions—Note E
Issued	266,357	408,967
Issued in Lieu of Cash Distributions	14,938	29,738
Redeemed	(108,627)	(294,882)
Net Increase (Decrease) from Capital Share Transactions	172,668	143,823
Total Increase (Decrease)	195,905	144,389
Net Assets
Beginning of Period	821,628	677,239
End of Period[2]	1,017,533	821,628

1	Includes fiscal 2006 short-term gain distributions totaling $204,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2	Net Assets—End of Period includes undistributed net investment income of $575,000 and $1,285,000.

Target Retirement Income Fund

Financial Highlights

	Six Months			Sept. 1,	Oct. 27,
	Ended	Year Ended		2004, to	2003[2] to
For a Share Outstanding	Mar. 31,	September 30,		Sept. 30,	Aug. 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$10.52	$10.52	$10.31	$10.34	$10.00
Investment Operations
Net Investment Income	.19[3]	.439[3]	.399[3]	.06	.235
Capital Gain Distributions Received	—	.003[3]	.022[3]	—	.015
Net Realized and Unrealized Gain (Loss)
on Investments	.29	.003	.163	(.01)	.310
Total from Investment Operations	.48	.445	.584	.05	.560
Distributions
Dividends from Net Investment Income	(.19)	(.430)	(.370)	(.08)	(.205)
Distributions from Realized Capital Gains	—	(.015)	(.004)	—	(.015)
Total Distributions	(.19)	(.445)	(.374)	(.08)	(.220)
Net Asset Value, End of Period	$10.81	$10.52	$10.52	$10.31	$10.34

Total Return	4.58%	4.36%	5.73%	0.48%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,018	$822	$677	$315	$297
Ratio of Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.32%*	4.21%	3.80%	3.96%*	3.62%*
Portfolio Turnover Rate	3%*	22%	0%	0%	1%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2	Inception.
3	Calculated based on average shares outstanding.
4	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $5,058,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Target Retirement Income Fund

At March 31, 2007, the cost of investment securities for tax purposes was $980,538,000. Net unrealized appreciation of investment securities for tax purposes was $35,995,000, consisting of unrealized gains of $47,318,000 on securities that had risen in value since their purchase and $11,323,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $185,222,000 of investment securities and sold $14,611,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	24,743	39,176
Issued in Lieu of Cash Distributions	1,387	2,872
Redeemed	(10,105)	(28,362)
Net Increase (Decrease) in Shares Outstanding	16,025	13,686

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Target Retirement 2005 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	3.4%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.01

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	41.4%
Total Stock Market Index Fund	35.6
Inflation-Protected Securities Fund	12.6
European Stock Index Fund	5.3
Pacific Stock Index Fund	2.3
Emerging Markets Stock Index Fund	1.4
Prime Money Market Fund	1.4
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 64.
3

The Target 2005 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 42% Lehman Aggregate Bond Index, 35% MSCI US Broad Market Index, 13% Lehman Treasury Inflation Notes Index, 8% MSCI EAFE Index, 1% Citigroup 3-Month Treasury Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement 2005 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003[1]–March 31, 2007
				Target
				2005
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	6.6%	0.6%	7.2%	7.3%
2005	4.6	2.4	7.0	7.1
2006	2.2	2.9	5.1	5.2
2007[3]	2.6	3.2	5.8	5.7

Average Annual Total Returns: Periods Ended March 31, 2007

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2005 Fund	10/27/2003	9.21%	4.71%	2.66%	7.37%

1	Inception.
2

The Target 2005 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 42% Lehman Aggregate Bond Index, 35% MSCI US Broad Market Index, 13% Lehman Treasury Inflation Notes Index, 8% MSCI EAFE Index, 1% Citigroup 3-Month Treasury Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 22 for dividend and capital gains information.

Target Retirement 2005 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (35.6%)
Vanguard Total Stock Market Index Fund Investor Shares	11,960,773	411,570
Vanguard Total Stock Market ETF	100,000	14,140

International Stock Funds (9.0%)
Vanguard European Stock Index Fund Investor Shares	1,675,262	62,856
Vanguard Pacific Stock Index Fund Investor Shares	2,121,754	27,540
Vanguard Emerging Markets Stock Index Fund Investor Shares	678,744	16,833

Bond Funds (54.1%)
Vanguard Total Bond Market Index Fund Investor Shares	49,576,431	496,260
Vanguard Inflation-Protected Securities Fund Investor Shares	12,647,088	151,386

Money Market Fund (1.4%)
Vanguard Prime Money Market Fund Investor Shares	16,479,011	16,479
Total Investment Companies (Cost $1,127,324)		1,197,064
Other Assets and Liabilities (–0.1%)
Other Assets		7,255
Liabilities		(8,140)
		(885)
Net Assets (100%)
Applicable to 102,383,687 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,196,179
Net Asset Value Per Share		$11.68

Target Retirement 2005 Fund

At March 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,123,039	$10.97
Undistributed Net Investment Income	8,421.08
Accumulated Net Realized Losses	(5,021)	(.05)
Unrealized Appreciation	69,740.68
Net Assets	1,196,179	$11.68

•	See Note A in Notes to Financial Statements.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2005 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	17,994
Net Investment Income—Note B	17,994
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,198
Realized Net Gain (Loss)	1,198
Change in Unrealized Appreciation (Depreciation) of Investment Securities	39,961
Net Increase (Decrease) in Net Assets Resulting from Operations	59,153

Target Retirement 2005 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,994	30,677
Realized Net Gain (Loss)	1,198	(6,054)
Change in Unrealized Appreciation (Depreciation)	39,961	19,405
Net Increase (Decrease) in Net Assets Resulting from Operations	59,153	44,028
Distributions
Net Investment Income	(31,941)	(20,383)
Realized Capital Gain[1]	—	(592)
Total Distributions	(31,941)	(20,975)
Capital Share Transactions—Note E
Issued	317,703	540,605
Issued in Lieu of Cash Distributions	31,382	20,534
Redeemed	(137,089)	(277,991)
Net Increase (Decrease) from Capital Share Transactions	211,996	283,148
Total Increase (Decrease)	239,208	306,201
Net Assets
Beginning of Period	956,971	650,770
End of Period[2]	1,196,179	956,971

1	Includes fiscal 2006 short-term gain distributions totaling $132,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2	Net Assets—End of Period includes undistributed net investment income of $8,421,000 and $22,368,000.

Target Retirement 2005 Fund

Financial Highlights

	Six Months			Sept. 1,	Oct. 27,
	Ended	Year Ended		2004, to	2003[2] to
For a Share Outstanding	Mar. 31,	September 30		Sept. 30,	Aug. 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$11.38	$11.14	$10.65	$10.58	$10.00
Investment Operations
Net Investment Income	.19[3]	.408[3]	.388[3]	.05	.185
Capital Gain Distributions Received	—	.002[3]	.015[3]	—	.010
Net Realized and Unrealized Gain (Loss)
on Investments	.47	.149	.331	.02	.450
Total from Investment Operations	.66	.559	.734	.07	.645
Distributions
Dividends from Net Investment Income	(.36)	(.310)	(.240)	—	(.055)
Distributions from Realized Capital Gains	—	(.009)	(.004)	—	(.010)
Total Distributions	(.36)	(.319)	(.244)	—	(.065)
Net Asset Value, End of Period	$11.68	$11.38	$11.14	$10.65	$10.58

Total Return	5.85%	5.13%	6.96%	0.66%	6.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,196	$957	$651	$237	$219
Ratio of Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.16%*	3.68%	3.57%	3.57%*	3.31%*
Portfolio Turnover Rate	8%*	19%	4%	0%	2%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2	Inception.
3	Calculated based on average shares outstanding.
4	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Notes to Financial Statements

Vanguard Target Retirement 2005 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $6,111,000 to offset future net capital gains of $19,000 through September 30, 2014, and $6,092,000 through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Target Retirement 2005 Fund

At March 31, 2007, the cost of investment securities for tax purposes was $1,127,324,000. Net unrealized appreciation of investment securities for tax purposes was $69,740,000, consisting of unrealized gains of $76,936,000 on securities that had risen in value since their purchase and $7,196,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $243,542,000 of investment securities and sold $44,767,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	27,402	48,954
Issued in Lieu of Cash Distributions	2,729	1,875
Redeemed	(11,811)	(25,192)
Net Increase (Decrease) in Shares Outstanding	18,320	25,637

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Target Retirement 2010 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	3.1%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	43.9%
Total Bond Market Index Fund	41.1
European Stock Index Fund	6.4
Inflation-Protected Securities Fund	4.0
Pacific Stock Index Fund	2.9
Emerging Markets Stock Index Fund	1.7
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 64 for a glossary of investment terms.

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006[1]–March 31, 2007
				Target
				2010
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2006	5.1%	0.0%	5.1%	5.0%
2007[3]	5.8	0.9	6.7	6.6

Average Annual Total Returns: Periods Ended March 31, 2007

			Since Inception
	Inception Date	Capital	Income	Total
Target Retirement 2010 Fund	6/7/2006	11.15%	0.91%	12.06%

1	Inception.
2

The Target 2010 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 44% MSCI US Broad Market Index, 41% Lehman Aggregate Bond Index, 9% MSCI EAFE Index, 4% Lehman Treasury Inflation Notes Index, and 2% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 31 for dividend and capital gains information.

Target Retirement 2010 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Funds (43.8%)
Vanguard Total Stock Market Index Fund Investor Shares	7,287,831	250,774
Vanguard Total Stock Market ETF	7,200	1,018

International Stock Funds (10.9%)
Vanguard European Stock Index Fund Investor Shares	976,972	36,656
Vanguard Pacific Stock Index Fund Investor Shares	1,264,115	16,408
Vanguard Emerging Markets Stock Index Fund Investor Shares	395,104	9,799

Bond Funds (44.9%)
Vanguard Total Bond Market Index Fund Investor Shares	23,536,881	235,604
Vanguard Inflation-Protected Securities Fund Investor Shares	1,908,922	22,850
Total Investment Companies (Cost $563,533)		573,109
Other Assets and Liabilities—Net (0.4%)		2,506
Net Assets (100%)
Applicable to 25,894,079 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		575,615
Net Asset Value Per Share		$22.23

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		573,109
Receivables for Capital Shares Issued		49,152
Other Assets		857
Total Assets		623,118
Liabilities
Payables for Investment Securities Purchased		45,636
Other Liabilities		1,867
Total Liabilities		47,503
Net Assets		575,615

Target Retirement 2010 Fund

At March 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	562,872	$21.74
Undistributed Net Investment Income	3,166.12
Accumulated Net Realized Gains	1	—
Unrealized Appreciation	9,576.37
Net Assets	575,615	$22.23

•	See Note A in Notes to Financial Statements.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2010 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	4,981
Net Investment Income—Note B	4,981
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	4
Realized Net Gain (Loss)	4
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,256
Net Increase (Decrease) in Net Assets Resulting from Operations	13,241

Target Retirement 2010 Fund

Statement of Changes in Net Assets

		June 7,
	Six Months Ended	2006[1] to
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,981	294
Realized Net Gain (Loss)	4	(3)
Change in Unrealized Appreciation (Depreciation)	8,256	1,320
Net Increase (Decrease) in Net Assets Resulting from Operations	13,241	1,611
Distributions
Net Investment Income	(2,109)	—
Realized Capital Gain	—	—
Total Distributions	(2,109)	—
Capital Share Transactions—Note E
Issued	515,303	74,775
Issued in Lieu of Cash Distributions	2,103	—
Redeemed	(27,924)	(1,385)
Net Increase (Decrease) from Capital Share Transactions	489,482	73,390
Total Increase (Decrease)	500,614	75,001
Net Assets
Beginning of Period	75,001	—
End of Period[2]	575,615	75,001

1	Inception.
2	Net Assets—End of Period includes undistributed net investment income of $3,166,000 and $294,000.

Target Retirement 2010 Fund

Financial Highlights

	Six Months	June 7,
	Ended	2006[1] to
	Mar. 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.01	$20.00
Investment Operations
Net Investment Income	.37[2]	.23[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.03	.78
Total from Investment Operations	1.40	1.01
Distributions
Dividends from Net Investment Income	(.18)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.18)	—
Net Asset Value, End of Period	$22.23	$21.01

Total Return	6.68%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$576	$75
Ratio of Expenses to Average Net Assets—Note B	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	3.16%*	2.89%*
Portfolio Turnover Rate	5%*	4%

1	Inception.
2	Calculated based on average shares outstanding.
3	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $3,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Target Retirement 2010 Fund

At March 31, 2007, the cost of investment securities for tax purposes was $563,533,000. Net unrealized appreciation of investment securities for tax purposes was $9,576,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $497,301,000 of investment securities and sold $7,009,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	June 7, 2006[1] to
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	23,499	3,637
Issued in Lieu of Cash Distributions	96	—
Redeemed	(1,270)	(67)
Net Increase (Decrease) in Shares Outstanding	22,325	3,570

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Inception.

Target Retirement 2015 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.9%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	51.2%
Total Bond Market Index Fund	35.9
European Stock Index Fund	7.6
Pacific Stock Index Fund	3.3
Emerging Markets Stock Index Fund	2.0
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 64.
3

The Target 2015 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 51% MSCI US Broad Market Index, 36% Lehman Aggregate Bond Index, 11% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003[1]–March 31, 2007
				Target
				2015
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	7.4%	0.6%	8.0%	8.1%
2005	7.5	1.9	9.4	9.5
2006	4.9	2.3	7.2	7.3
2007[3]	4.8	2.6	7.4	7.4

Average Annual Total Returns: Periods Ended March 31, 2007

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2015 Fund	10/27/2003	10.69%	7.19%	2.23%	9.42%

1	Inception.
2

The Target 2015 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 51% MSCI US Broad Market Index, 36% Lehman Aggregate Bond Index, 11% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 40 for dividend and capital gains information.

Target Retirement 2015 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (51.1%)
Vanguard Total Stock Market Index Fund Investor Shares	74,482,540	2,562,944
Vanguard Total Stock Market ETF	552,800	78,166

International Stock Funds (12.9%)
Vanguard European Stock Index Fund Investor Shares	10,412,417	390,674
Vanguard Pacific Stock Index Fund Investor Shares	13,232,351	171,756
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,239,602	105,142

Bond Fund (35.9%)
Vanguard Total Bond Market Index Fund Investor Shares	185,363,235	1,855,486
Total Investment Companies (Cost $4,748,618)		5,164,168
Other Assets and Liabilities (0.1%)
Other Assets		35,231
Liabilities		(30,616)
		4,615
Net Assets (100%)
Applicable to 407,525,981 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,168,783
Net Asset Value Per Share		$12.68

Target Retirement 2015 Fund

At March 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	4,737,645	$11.62
Undistributed Net Investment Income	32,049.08
Accumulated Net Realized Losses	(16,461)	(.04)
Unrealized Appreciation	415,550	1.02
Net Assets	5,168,783	$12.68

•	See Note A in Notes to Financial Statements.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	73,115
Net Investment Income—Note B	73,115
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	32
Realized Net Gain (Loss)	32
Change in Unrealized Appreciation (Depreciation) of Investment Securities	224,090
Net Increase (Decrease) in Net Assets Resulting from Operations	297,237

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,115	85,290
Realized Net Gain (Loss)	32	(16,467)
Change in Unrealized Appreciation (Depreciation)	224,090	137,974
Net Increase (Decrease) in Net Assets Resulting from Operations	297,237	206,797
Distributions
Net Investment Income	(104,720)	(48,024)
Realized Capital Gain	—	(369)
Total Distributions	(104,720)	(48,393)
Capital Share Transactions—Note E
Issued	1,423,383	2,113,096
Issued in Lieu of Cash Distributions	104,087	48,120
Redeemed	(271,467)	(403,612)
Net Increase (Decrease) from Capital Share Transactions	1,256,003	1,757,604
Total Increase (Decrease)	1,448,520	1,916,008
Net Assets
Beginning of Period	3,720,263	1,804,255
End of Period[1]	5,168,783	3,720,263

1	Net Assets—End of Period includes undistributed net investment income of $32,049,000 and $63,654,000.

Target Retirement 2015 Fund

Financial Highlights

	Six Months			Sept. 1,	Oct. 27,
	Ended	Year Ended		2004, to	2003[2] to
For a Share Outstanding	Mar. 31,	September 30,		Sept. 30,	Aug. 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.10	$11.54	$10.74	$10.63	$10.00
Investment Operations
Net Investment Income	.21[3]	.356[3]	.346[3]	.03	.16
Capital Gain Distributions Received	—	—	.004[3]	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.68	.466	.652	.08	.53
Total from Investment Operations	.89	.822	1.002	.11	.69
Distributions
Dividends from Net Investment Income	(.31)	(.260)	(.200)	—	(.06)
Distributions from Realized Capital Gains	—	(.002)	(.002)	—	—
Total Distributions	(.31)	(.262)	(.202)	—	(.06)
Net Asset Value, End of Period	$12.68	$12.10	$11.54	$10.74	$10.63

Total Return	7.39%	7.25%	9.40%	1.03%	6.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,169	$3,720	$1,804	$470	$427
Ratio of Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.02%*	3.04%	3.11%	2.85%*	2.69%*
Portfolio Turnover Rate	6%*	15%	1%	0%	1%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2	Inception.
3	Calculated based on average shares outstanding.
4	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $16,552,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Target Retirement 2015 Fund

At March 31, 2007, the cost of investment securities for tax purposes was $4,748,618,000. Net unrealized appreciation of investment securities for tax purposes was $415,550,000, consisting of unrealized gains of $424,570,000 on securities that had risen in value since their purchase and $9,020,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $1,345,738,000 of investment securities and sold $125,533,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	113,441	181,488
Issued in Lieu of Cash Distributions	8,327	4,192
Redeemed	(21,651)	(34,594)
Net Increase (Decrease) in Shares Outstanding	100,117	151,086

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Target Retirement 2020 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.6%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	57.4%
Total Bond Market Index Fund	28.4
European Stock Index Fund	8.3
Pacific Stock Index Fund	3.7
Emerging Markets Stock Index Fund	2.2
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 64 for a glossary of investment terms.

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006[1]–March 31, 2007
				Target
				2020
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2006	5.7%	0.0%	5.7%	5.7%
2007[3]	6.9	0.9	7.8	7.9

Average Annual Total Returns: Periods Ended March 31, 2007

			Since Inception
	Inception Date	Capital	Income	Total
Target Retirement 2020 Fund	6/7/2006	13.00%	0.96%	13.96%

1	Inception.
2

The Target 2020 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 58% MSCI US Broad Market Index, 28% Lehman Aggregate Bond Index, 12% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 49 for dividend and capital gains information.

Target Retirement 2020 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (57.2%)
Vanguard Total Stock Market Index Fund Investor Shares	13,699,030	471,384
Vanguard Total Stock Market ETF	27,700	3,917

International Stock Funds (14.3%)
Vanguard European Stock Index Fund Investor Shares	1,845,051	69,226
Vanguard Pacific Stock Index Fund Investor Shares	2,390,003	31,022
Vanguard Emerging Markets Stock Index Fund Investor Shares	742,626	18,417

Bond Fund (28.4%)
Vanguard Total Bond Market Index Fund Investor Shares	23,522,571	235,461
Total Investment Companies (Cost $812,113)		829,427
Other Assets and Liabilities—Net (0.1%)		506
Net Assets (100%)
Applicable to 36,715,794 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		829,933
Net Asset Value Per Share		$22.60

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		829,427
Receivables for Capital Shares Issued		80,294
Other Assets		840
Total Assets		910,561
Liabilities
Payables for Investment Securities Purchased		80,378
Other Liabilities		250
Total Liabilities		80,628
Net Assets		829,933

Target Retirement 2020 Fund

At March 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	808,897	$22.03
Undistributed Net Investment Income	3,707.10
Accumulated Net Realized Gains	15	—
Unrealized Appreciation	17,314.47
Net Assets	829,933	$22.60

•	See Note A in Notes to Financial Statements.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	6,489
Net Investment Income—Note B	6,489
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	16
Realized Net Gain (Loss)	16
Change in Unrealized Appreciation (Depreciation) of Investment Securities	15,128
Net Increase (Decrease) in Net Assets Resulting from Operations	21,633

Target Retirement 2020 Fund

Statement of Changes in Net Assets

		June 7,
	Six Months Ended	2006[1] to
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,489	359
Realized Net Gain (Loss)	16	(1)
Change in Unrealized Appreciation (Depreciation)	15,128	2,186
Net Increase (Decrease) in Net Assets Resulting from Operations	21,633	2,544
Distributions
Net Investment Income	(3,141)	—
Realized Capital Gain	—	—
Total Distributions	(3,141)	—
Capital Share Transactions—Note E
Issued	712,323	117,259
Issued in Lieu of Cash Distributions	3,137	—
Redeemed	(21,194)	(2,628)
Net Increase (Decrease) from Capital Share Transactions	694,266	114,631
Total Increase (Decrease)	712,758	117,175
Net Assets
Beginning of Period	117,175	—
End of Period[2]	829,933	117,175

1	Inception.
2	Net Assets—End of Period includes undistributed net investment income of $3,707,000 and $359,000.

Target Retirement 2020 Fund

Financial Highlights

	Six Months	June 7,
	Ended	2006[1] to
	Mar. 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.14	$20.00
Investment Operations
Net Investment Income	.34[2]	.19[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.31	.95
Total from Investment Operations	1.65	1.14
Distributions
Dividends from Net Investment Income	(.19)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.19)	—
Net Asset Value, End of Period	$22.60	$21.14

Total Return	7.82%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$830	$117
Ratio of Expenses to Average Net Assets—Note B	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.78%*	2.24%*
Portfolio Turnover Rate	12%*	2%

1	Inception.
2	Calculated based on average shares outstanding.
3	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $1,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Target Retirement 2020 Fund

At March 31, 2007, the cost of investment securities for tax purposes was $812,113,000. Net unrealized appreciation of investment securities for tax purposes was $17,314,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $729,800,000 of investment securities and sold $25,372,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	June 7, 2006[1] to
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	31,982	5,672
Issued in Lieu of Cash Distributions	141	—
Redeemed	(950)	(129)
Net Increase (Decrease) in Shares Outstanding	31,173	5,543

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Inception.

Target Retirement 2025 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.4%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	63.5%
Total Bond Market Index Fund	20.5
European Stock Index Fund	9.4
Pacific Stock Index Fund	4.1
Emerging Markets Stock Index Fund	2.5
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 64.
3

The Target 2025 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 64% MSCI US Broad Market Index, 20% Lehman Aggregate Bond Index, 14% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003[1]–March 31, 2007
				Target
				2025
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	8.2%	0.6%	8.8%	8.8%
2005	9.1	1.7	10.8	11.0
2006	6.0	2.2	8.2	8.3
2007[3]	6.2	2.3	8.5	8.5

Average Annual Total Returns: Periods Ended March 31, 2007

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2025 Fund	10/27/2003	11.72%	8.64%	2.04%	10.68%

1	Inception.
2

The Target 2025 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 64% MSCI US Broad Market Index, 20% Lehman Aggregate Bond Index, 14% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 58 for dividend and capital gains information.

Target Retirement 2025 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Funds (63.4%)
Vanguard Total Stock Market Index Fund Investor Shares	94,617,469	3,255,787
Vanguard Total Stock Market ETF	750,700	106,149

International Stock Funds (15.9%)
Vanguard European Stock Index Fund Investor Shares	13,268,779	497,845
Vanguard Pacific Stock Index Fund Investor Shares	16,519,539	214,424
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,927,376	131,375

Bond Fund (20.5%)
Vanguard Total Bond Market Index Fund Investor Shares	108,379,634	1,084,880
Total Investment Companies (Cost $4,738,150)		5,290,460
Other Assets and Liabilities (0.2%)
Other Assets		31,739
Liabilities		(23,179)
		8,560
Net Assets (100%)
Applicable to 399,076,538 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,299,020
Net Asset Value Per Share		$13.28

Target Retirement 2025 Fund

At March 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	4,748,925	$11.90
Undistributed Net Investment Income	26,312.07
Accumulated Net Realized Losses	(28,527)	(.07)
Unrealized Appreciation	552,310	1.38
Net Assets	5,299,020	$13.28

•	See Note A in Notes to Financial Statements.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	67,510
Net Investment Income—Note B	67,510
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	505
Realized Net Gain (Loss)	505
Change in Unrealized Appreciation (Depreciation) of Investment Securities	289,797
Net Increase (Decrease) in Net Assets Resulting from Operations	357,812

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,510	80,627
Realized Net Gain (Loss)	505	(29,027)
Change in Unrealized Appreciation (Depreciation)	289,797	192,887
Net Increase (Decrease) in Net Assets Resulting from Operations	357,812	244,487
Distributions
Net Investment Income	(99,473)	(46,196)
Realized Capital Gain	—	(192)
Total Distributions	(99,473)	(46,388)
Capital Share Transactions—Note E
Issued	1,212,993	2,143,288
Issued in Lieu of Cash Distributions	99,046	46,214
Redeemed	(228,411)	(398,591)
Net Increase (Decrease) from Capital Share Transactions	1,083,628	1,790,911
Total Increase (Decrease)	1,341,967	1,989,010
Net Assets
Beginning of Period	3,957,053	1,968,043
End of Period[1]	5,299,020	3,957,053

1	Net Assets—End of Period includes undistributed net investment income of $26,312,000 and $58,275,000.

Target Retirement 2025 Fund

Financial Highlights

	Six Months			Sept. 1,	Oct. 27,
	Ended	Year Ended		2004, to	2003[2] to
For a Share Outstanding	Mar. 31,	September 30,		Sept. 30,	Aug. 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.51	$11.80	$10.82	$10.69	$10.00
Investment Operations
Net Investment Income	.19[3]	.321[3]	.320[3]	.02	.13
Capital Gain Distributions Received	—	—	.003[3]	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.87	.630	.839	.11	.62
Total from Investment Operations	1.06	.951	1.162	.13	.75
Distributions
Dividends from Net Investment Income	(.29)	(.240)	(.180)	—	(.06)
Distributions from Realized Capital Gains	—	(.001)	(.002)	—	—
Total Distributions	(.29)	(.241)	(.182)	—	(.06)
Net Asset Value, End of Period	$13.28	$12.51	$11.80	$10.82	$10.69

Total Return	8.51%	8.18%	10.80%	1.22%	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,299	$3,957	$1,968	$495	$453
Ratio of Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.56%*	2.66%	2.84%	2.55%*	2.33%*
Portfolio Turnover Rate	5%*	22%	2%	0%	3%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2	Inception.
3	Calculated based on average shares outstanding.
4	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $28,984,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Target Retirement 2025 Fund

At March 31, 2007, the cost of investment securities for tax purposes was $4,738,150,000. Net unrealized appreciation of investment securities for tax purposes was $552,310,000, consisting of unrealized gains of $553,776,000 on securities that had risen in value since their purchase and $1,466,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $1,163,324,000 of investment securities and sold $117,553,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	92,623	178,778
Issued in Lieu of Cash Distributions	7,567	3,916
Redeemed	(17,458)	(33,110)
Net Increase (Decrease) in Shares Outstanding	82,732	149,584

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples, for funds that have at least one year of operating history, are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The table on page 62 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2006	3/31/2007	Period[1]
Based on Actual Fund Return
Income	$1,000.00	$1,045.77	$1.07
2005	1,000.00	1,058.49	1.08
2010	1,000.00	1,066.77	1.08
2015	1,000.00	1,073.92	1.09
2020	1,000.00	1,078.18	1.09
2025	1,000.00	1,085.07	1.09
Based on Hypothetical 5% Yearly Return
Income	$1,000.00	$1,023.88	$1.06
2005	1,000.00	1,023.88	1.06
2010	1,000.00	1,023.88	1.06
2015	1,000.00	1,023.88	1.06
2020	1,000.00	1,023.88	1.06
2025	1,000.00	1,023.88	1.06

Please note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

1

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.21%, 0.21%, 0.21%, 0.21%, 0.21%, and 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others; however, no single factor determined whether or not the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985, and has led the Quantitative Equity Group since 1987. Duane Kelly, the Vanguard principal responsible for the day-to-day management of the funds, has been with Vanguard since 1989. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the most recent performance of the funds is contained in the Performance Summary pages of this report.

Cost

The board noted that the funds’ average weighted expense ratios (or acquired fund fees and expenses) were far below the average expense ratios for the funds’ composite peer groups. The funds do not incur advisory expenses directly; however; the board noted that each of the underlying funds in which the Target Retirement Funds invest has advisory expenses well below the relevant peer-group average. Information about the Target Retirement Funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements pages for each fund.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
147 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
147 Vanguard Funds Overseen	and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for the
Hearing-Impaired > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082 052007

Vanguard® Target Retirement Funds

> Semiannual Report

March 31, 2007

Vanguard Target Retirement 2030 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2040 Fund

Vanguard Target Retirement 2045 Fund

Vanguard Target Retirement 2050 Fund

>	For the five Target Retirement Funds included in this report, six-month returns ranged from 8.9% for the Target Retirement 2030 Fund to 9.2% for the 2035 and
2045 Funds.

>	Bond returns were modest for the half-year period, while the U.S. and international stock markets produced healthy gains.

>	Among the underlying Vanguard funds represented in this portion of the Target
Retirement series, the best performance belonged to the Emerging Markets Stock
Index Fund. The Total Bond Market Index Fund delivered the most modest result.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement 2030 Fund	7
Target Retirement 2035 Fund	16
Target Retirement 2040 Fund	25
Target Retirement 2045 Fund	34
Target Retirement 2050 Fund	43
About Your Fund’s Expenses	52
Trustees Approve Advisory Arrangement	54
Glossary	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2007
Total
Returns
Vanguard Target Retirement 2030 Fund	8.9%
Target 2030 Composite Index[1]	9.0
Target 2030 Composite Average[2]	9.5

Vanguard Target Retirement 2035 Fund	9.2%
Target 2035 Composite Index[1]	9.3
Target 2035 Composite Average[2]	9.7

Vanguard Target Retirement 2040 Fund	9.1%
Target 2040 Composite Index[1]	9.3
Target 2040 Composite Average[2]	9.7

Vanguard Target Retirement 2045 Fund	9.2%
Target 2045 Composite Index[1]	9.3
Target 2045 Composite Average[2]	9.7

Vanguard Target Retirement 2050 Fund	9.1%
Target 2050 Composite Index[1]	9.3
Target 2050 Composite Average[2]	9.7

1

Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; and for bonds, the Lehman Brothers Aggregate Bond Index. Each composite index changes over time with the fund’s asset allocation.

2

Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the fiscal half-year ended March 31, 2007, the Vanguard Target Retirement Funds enjoyed a period of healthy performance. Returns for bonds were modest, but the performance of domestic stocks was strong. Those Target Retirement Funds with a bit more exposure to international markets fared best during the period, as foreign stocks continued to outpace domestic equities.

Five of the 11 Target Retirement Funds are included in this report. For all of the portfolios, robust gains from both U.S. and international equities helped to boost performance.

Three of the five funds in this report are not yet one year old—the 2030, 2040, and 2050 Funds were added to the Target Retirement series in June 2006.

Six-month stock market return reflected disparate market moods

The broad U.S. stock market stitched together a solid six-month return from patches of strength and weakness. Stock prices rallied at the start of the period, pulled back in February—in part a reaction to the Chinese market’s swoon—then recovered in March, buoyed by generally benign economic and corporate-profit reports.

2

Small-capitalization stocks outpaced large-caps, and international stocks outperformed their U.S. counterparts—patterns that have been in place for much of the past few years.

As the Fed sat tight, bonds produced coupon-like returns

The Federal Reserve Board remained offstage during the six months, keeping its target for the federal funds rate at 5.25% throughout the period. Despite some interim back-and-forth, longer-term bond yields finished the period pretty much where they started. With rates—and prices—more or less stable, bonds’ returns were consistent with their coupons.

The broad taxable bond market returned 2.8% for the six-month period. The municipal securities market posted a return of 1.9%. Money market instruments, one of the fixed income market’s bright spots in recent months, returned 2.5% for the half-year, as measured by the Citigroup 3-Month Treasury Bill Index.

The funds’ performances were very similar

Each of the Target Retirement Funds includes a mix of stock and bond funds that is appropriate for its maturity date. Over time, these allocations shift to become more bond-oriented as the investor’s retirement date approaches.

Market Barometer
			Total Returns
		Periods Ended March 31, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	8.2%	11.8%	6.9%
Russell 2000 Index (Small-caps)	11.0	5.9	10.9
Dow Jones Wilshire 5000 Index (Entire market)	8.9	11.4	7.8
MSCI All Country World Index ex USA (International)	15.5	20.3	17.4

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.8%	6.6%	5.4%
Lehman Municipal Bond Index	1.9	5.4	5.5
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.5

CPI
Consumer Price Index	1.2%	2.8%	2.8%

1	Annualized.

3

For all of the funds covered in this report, the target date for retirement is some way off—about 25 years for the 2030 Fund, and almost 45 years for the 2050 Fund—so their asset allocations are for now quite similar. The Target Retirement 2030 Fund, which has a slightly higher allocation to bonds, and less allotted to domestic and foreign equities, returned 8.9% for the six-month period, modestly trailing the other funds.

Over the long term, we would expect the 11 Target Retirement Funds’ performance to reflect a ladder-like progression based on their allocations—namely, modest but stable returns among the more conservative, income-oriented funds, and higher returns (albeit with occasional downturns) among the funds with a higher exposure to equities.

Among the underlying Vanguard funds represented in this portion of the Target Retirement series, the best performers during the period were the international funds: Vanguard Emerging Markets Stock Index Fund (+19.8%), European Stock Index Fund (+15.8%), and Pacific Stock Index Fund (+12.6%). The lowest-returning portfolio was the Total Bond Market Index Fund, which returned 2.8%.

Asset Allocations on March 31, 2007
			Short-Term
	Stocks[1]	Bonds	Investments
2030	87%	13%	0%
2035	90	10	0
2040	90	10	0
2045	90	10	0
2050	90	10	0

1	As of March 31, 2007, international stock weightings for the 2030, 2035, 2040, 2045, and 2050 Funds were 17%, 18%, 18%, 18% and 18% of assets, respectively.

4

The funds provide a one-stop, age-appropriate solution

The Vanguard Target Retirement Funds gradually march toward more conservative, age-appropriate asset allocations. In the process, the funds rely on cost-efficient Vanguard funds, primarily index funds, to capture the returns of the stock and bond markets. As a shareholder in a Target Retirement Fund, you own a single investment that—given your retirement target-date—appropriately diversifies your assets and gradually modifies your portfolio as retirement nears.

Because these funds simplify the investment process, the Target Retirement series can help investors avoid two of the most common behavioral pitfalls that can derail long-term performance: namely, inattention to one’s portfolio and thus a failure to rebalance it, or—at the other extreme—overzealous involvement characterized by too much trading, performance-chasing, and a restless search for the next “best” thing.

As we have counseled through the years, choosing and sticking with a carefully considered, balanced portfolio of stock, bond, and money market funds suited to

Annualized Expense Ratios
Your fund compared with its peer group

	“Acquired” Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
2030	0.21%	1.41%
2035	0.21	1.43
2040	0.21	1.43
2045	0.21	1.43
2050	0.21	1.43

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2

Peer groups are (from top to bottom) the Target 2030 Composite Average, the Target 2035 Composite Average, the Target 2040 Composite Average, the Target 2045 Composite Average, and the Target 2050 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

5

your unique circumstances and time horizon can be critical to your long-term success. The Vanguard Target Retirement Funds put this counsel into practice for retirement investing, giving you a one-stop solution that does it all.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 16, 2007

Your Fund’s Performance at a Glance
September 30, 2006–March 31, 2007

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	SEC
	Price	Price	Dividends	Gains	Yield[1]
2030	$21.25	$22.95	$0.190	$0.000	2.11%
2035	13.18	14.13	0.260	0.000	2.04
2040	21.13	22.87	0.180	0.000	2.00
2045	13.60	14.59	0.250	0.010	2.03
2050	21.24	22.96	0.220	0.000	2.03

1	Thirty-day advertised yield net of expenses at month-end.

6

Target Retirement 2030 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.1%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	69.7%
Total Bond Market Index Fund	13.0
European Stock Index Fund	10.1
Pacific Stock Index Fund	4.5
Emerging Markets Stock Index Fund	2.7
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

7

Target Retirement 2030 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006[1]–March 31, 2007
				Target
				2030
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2006	6.3%	0.0%	6.3%	6.3%
2007[3]	8.0	0.9	8.9	9.0

Average Annual Total Returns: Period Ended March 31, 2007

			Since Inception
	Inception Date	Capital	Income	Total
Target Retirement 2030 Fund	6/7/2006	14.75%	0.96%	15.71%

1	Inception.
2

The Target 2030 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 69% MSCI US Broad Market Index, 15% MSCI EAFE Index, 13% Lehman Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 13 for dividend and capital gains information.

8

Target Retirement 2030 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (69.3%)
Vanguard Total Stock Market Index Fund Investor Shares	10,279,131	353,705
Vanguard Total Stock Market ETF	8,600	1,216

International Stock Funds (17.3%)
Vanguard European Stock Index Fund Investor Shares	1,377,231	51,674
Vanguard Pacific Stock Index Fund Investor Shares	1,783,879	23,155
Vanguard Emerging Markets Stock Index Fund Investor Shares	555,761	13,783

Bond Fund (13.0%)
Vanguard Total Bond Market Index Fund Investor Shares	6,649,190	66,558

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.288%	271,308	271
Total Investment Companies (Cost $497,640)		510,362
Other Assets and Liabilities—Net (0.3%)		1,749
Net Assets (100%)
Applicable to 22,312,188 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		512,111
Net Asset Value Per Share		$22.95

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		510,362
Receivables for Capital Shares Issued		58,634
Other Assets		235
Total Assets		569,231
Liabilities
Payables for Investment Securities Purchased		57,035
Other Liabilities		85
Total Liabilities		57,120
Net Assets		512,111

9

Target Retirement 2030 Fund

At March 31, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	497,573	$22.30
Undistributed Net Investment Income	1,800.08
Accumulated Net Realized Gains	16	—
Unrealized Appreciation	12,722.57
Net Assets	512,111	$22.95

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

10

Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	3,455
Net Investment Income—Note B	3,455
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	20
Realized Net Gain (Loss)	20
Change in Unrealized Appreciation (Depreciation) of Investment Securities	11,279
Net Increase (Decrease) in Net Assets Resulting from Operations	14,754

11

Target Retirement 2030 Fund

Statement of Changes in Net Assets

		June 7,
	Six Months Ended	2006[1] to
	March 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,455	189
Realized Net Gain (Loss)	20	(4)
Change in Unrealized Appreciation (Depreciation)	11,279	1,443
Net Increase (Decrease) in Net Assets Resulting from Operations	14,754	1,628
Distributions
Net Investment Income	(1,844)	—
Realized Capital Gain	—	—
Total Distributions	(1,844)	—
Capital Share Transactions—Note E
Issued	444,699	67,835
Issued in Lieu of Cash Distributions	1,842	—
Redeemed	(16,000)	(803)
Net Increase (Decrease) from Capital Share Transactions	430,541	67,032
Total Increase (Decrease)	443,451	68,660
Net Assets
Beginning of Period	68,660	—
End of Period[2]	512,111	68,660

1	Inception.
2	Net Assets—End of Period includes undistributed net investment income of $1,800,000 and $189,000.

12

Target Retirement 2030 Fund

Financial Highlights

	Six Months	June 7,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.25	$20.00
Investment Operations
Net Investment Income	.30[2]	.17[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.59	1.08
Total from Investment Operations	1.89	1.25
Distributions
Dividends from Net Investment Income	(.19)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.19)	—
Net Asset Value, End of Period	$22.95	$21.25

Total Return	8.91%	6.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$512	$69
Ratio of Expenses to Average Net Assets—Note B	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.36%*	1.81%*
Portfolio Turnover Rate	10%*	13%

1	Inception.
2	Calculated based on average shares outstanding.
3	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $4,000 to offset future net capital gains through September 30, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2007, the cost of investment securities for tax purposes was $497,640,000. Net unrealized appreciation of investment securities for tax purposes was $12,722,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

14

Target Retirement 2030 Fund

D. During the six months ended March 31, 2007, the fund purchased $443,078,000 of investment securities and sold $12,823,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	June 7, 2006[1] to
	Mar. 31, 2007	Sept. 30, 2006
	Shares	Shares
	(000)	(000)
Issued	19,706	3,271
Issued in Lieu of Cash Distributions	81	—
Redeemed	(707)	(39)
Net Increase (Decrease) in Shares Outstanding	19,080	3,232

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Inception.

15

Target Retirement 2035 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	72.0%
European Stock Index Fund	10.6
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.6
Emerging Markets Stock Index Fund	2.8
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 55.
3

The Target 2035 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

16

Target Retirement 2035 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003[1]–March 31, 2007
				Target
				2035
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	9.2%	0.7%	9.9%	9.9%
2005	11.9	1.6	13.5	13.6
2006	7.9	1.8	9.7	9.9
2007[3]	7.2	2.0	9.2	9.3

Average Annual Total Returns: Periods Ended March 31, 2007

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2035 Fund	10/27/2003	12.36%	10.62%	1.83%	12.45%

1	Inception.
2

The Target 2035 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 22 for dividend and capital gains information.

17

Target Retirement 2035 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	71,322,887	2,454,220
Vanguard Total Stock Market ETF	587,700	83,101

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	9,917,447	372,103
Vanguard Pacific Stock Index Fund Investor Shares	12,620,224	163,810
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,018,650	99,663

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	35,369,534	354,049

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.288%	370,109	370
Total Investment Companies (Cost $3,122,802)		3,527,316
Other Assets and Liabilities (0.3%)
Other Assets		21,078
Liabilities		(9,595)
		11,483
Net Assets (100%)
Applicable to 250,510,880 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,538,799
Net Asset Value Per Share		$14.13

18

Target Retirement 2035 Fund

At March 31, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	3,129,759	$12.50
Undistributed Net Investment Income	14,397.06
Accumulated Net Realized Losses	(9,871)	(.04)
Unrealized Appreciation	404,514	1.61
Net Assets	3,538,799	$14.13

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

19

Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	40,562
Net Investment Income—Note B	40,562
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	434
Realized Net Gain (Loss)	434
Change in Unrealized Appreciation (Depreciation) of Investment Securities	210,621
Net Increase (Decrease) in Net Assets Resulting from Operations	251,617

20

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,562	41,439
Realized Net Gain (Loss)	434	(10,382)
Change in Unrealized Appreciation (Depreciation)	210,621	139,747
Net Increase (Decrease) in Net Assets Resulting from Operations	251,617	170,804
Distributions
Net Investment Income	(55,710)	(22,348)
Realized Capital Gain	—	—
Total Distributions	(55,710)	(22,348)
Capital Share Transactions—Note E
Issued	874,100	1,523,484
Issued in Lieu of Cash Distributions	55,512	22,296
Redeemed	(149,043)	(223,582)
Net Increase (Decrease) from Capital Share Transactions	780,569	1,322,198
Total Increase (Decrease)	976,476	1,470,654
Net Assets
Beginning of Period	2,562,323	1,091,669
End of Period[1]	3,538,799	2,562,323

1	Net Assets—End of Period includes undistributed net investment income of $14,397,000 and $29,545,000.

21

Target Retirement 2035 Fund

Financial Highlights

	Six Months			Sept. 1,	Oct. 27,
	Ended	Year Ended		2004, to	2003[2] to
	March 31,	September 30,		Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$13.18	$12.22	$10.92	$10.76	$10.00
Investment Operations
Net Investment Income	.18[3]	.28[3]	.27[3]	.03	.115
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.03	.89	1.20	.13	.710
Total from Investment Operations	1.21	1.17	1.47	.16	.825
Distributions
Dividends from Net Investment Income	(.26)	(.21)	(.17)	—	(.065)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.26)	(.21)	(.17)	—	(.065)
Net Asset Value, End of Period	$14.13	$13.18	$12.22	$10.92	$10.76

Total Return	9.21%	9.70%	13.53%	1.49%	8.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,539	$2,562	$1,092	$236	$211
Ratio of Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.25%*	2.21%	2.33%	1.97%*	1.70%*
Portfolio Turnover Rate	1%*	14%	0%	0%	2%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2	Inception.
3	Calculated based on average shares outstanding.
4	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $10,268,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2007, the cost of investment securities for tax purposes was $3,122,802,000. Net unrealized appreciation of investment securities for tax purposes was $404,514,000, consisting of unrealized gains of $404,670,000 on securities that had risen in value since their purchase and $156,000 in unrealized losses on securities that had fallen in value since their purchase.

23

Target Retirement 2035 Fund

D. During the six months ended March 31, 2007, the fund purchased $771,699,000 of investment securities and sold $13,735,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	62,848	120,932
Issued in Lieu of Cash Distributions	3,985	1,811
Redeemed	(10,723)	(17,683)
Net Increase (Decrease) in Shares Outstanding	56,110	105,060

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

24

Target Retirement 2040 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	72.0%
European Stock Index Fund	10.5
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.7
Emerging Markets Stock Index Fund	2.8
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

25

Target Retirement 2040 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006[1]–March 31, 2007
				Target
				2040
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2006	5.7%	0.0%	5.7%	5.7%
2007[3]	8.2	0.9	9.1	9.3

Average Annual Total Returns: Period Ended March 31, 2007

			Since Inception
	Inception Date	Capital	Income	Total
Target Retirement 2040 Fund	6/7/2006	14.35%	0.91%	15.26%

1	Inception.
2

The Target 2040 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 31 for dividend and capital gains information.

26

Target Retirement 2040 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.4%)
U.S. Stock Funds (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	4,770,318	164,147
Vanguard Total Stock Market ETF	7,000	990

International Stock Funds (17.9%)
Vanguard European Stock Index Fund Investor Shares	640,837	24,044
Vanguard Pacific Stock Index Fund Investor Shares	830,672	10,782
Vanguard Emerging Markets Stock Index Fund Investor Shares	258,218	6,404

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	2,299,955	23,022
Total Investment Companies (Cost $223,735)		229,389
Other Assets and Liabilities—Net (0.6%)		1,401
Net Assets (100%)
Applicable to 10,090,461 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		230,790
Net Asset Value Per Share		$22.87

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		229,389
Receivables for Capital Shares Issued		37,385
Other Assets		80
Total Assets		266,854
Liabilities
Payables for Investment Securities Purchased		35,997
Other Liabilities		67
Total Liabilities		36,064
Net Assets		230,790

27

Target Retirement 2040 Fund

At March 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	224,424	$22.24
Undistributed Net Investment Income	710.07
Accumulated Net Realized Gains	2	—
Unrealized Appreciation	5,654.56
Net Assets	230,790	$22.87

•	See Note A in Notes to Financial Statements.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

28

Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	1,420
Net Investment Income—Note B	1,420
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	2
Realized Net Gain (Loss)	2
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,987
Net Increase (Decrease) in Net Assets Resulting from Operations	6,409

29

Target Retirement 2040 Fund

Statement of Changes in Net Assets

		June 7,
	Six Months Ended	2006[1] to
	March 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,420	84
Realized Net Gain (Loss)	2	—
Change in Unrealized Appreciation (Depreciation)	4,987	667
Net Increase (Decrease) in Net Assets Resulting from Operations	6,409	751
Distributions
Net Investment Income	(794)	—
Realized Capital Gain	—	—
Total Distributions	(794)	—
Capital Share Transactions—Note E
Issued	200,243	31,632
Issued in Lieu of Cash Distributions	793	—
Redeemed	(7,779)	(465)
Net Increase (Decrease) from Capital Share Transactions	193,257	31,167
Total Increase (Decrease)	198,872	31,918
Net Assets
Beginning of Period	31,918	—
End of Period[2]	230,790	31,918

1	Inception.
2	Net Assets—End of Period includes undistributed net investment income of $710,000 and $84,000.

30

Target Retirement 2040 Fund

Financial Highlights

	Six Months	June 7,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.13	$20.00
Investment Operations
Net Investment Income	.28[2]	.16[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.64	.97
Total from Investment Operations	1.92	1.13
Distributions
Dividends from Net Investment Income	(.18)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.18)	—
Net Asset Value, End of Period	$22.87	$21.13

Total Return	9.10%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$231	$32
Ratio of Expenses to Average Net Assets—Note B	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.23%*	1.72%*
Portfolio Turnover Rate	14%*	0%

1	Inception.
2	Calculated based on average shares outstanding.
3	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2007, the cost of investment securities for tax purposes was $223,735,000. Net unrealized appreciation of investment securities for tax purposes was $5,654,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $200,666,000 of investment securities and sold $8,090,000 of investment securities, other than temporary cash investments.

32

Target Retirement 2040 Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	June 7, 2006[1] to
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	8,890	1,532
Issued in Lieu of Cash Distributions	35	—
Redeemed	(345)	(22)
Net Increase (Decrease) in Shares Outstanding	8,580	1,510

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Inception.

33

Target Retirement 2045 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	72.0%
European Stock Index Fund	10.6
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.6
Emerging Markets Stock Index Fund	2.8
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 55.
3

The Target 2045 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

34

Target Retirement 2045 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003[1]–March 31, 2007
				Target
				2045
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	9.8%	0.7%	10.5%	10.6%
2005	13.6	1.5	15.1	15.2
2006	9.1	1.6	10.7	10.8
2007[3]	7.4	1.8	9.2	9.3

Average Annual Total Returns: Periods Ended March 31, 2007

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2045 Fund	10/27/2003	12.27%	11.68%	1.72%	13.40%

1	Inception.
2

The Target 2045 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 40 for dividend and capital gains information.

35

Target Retirement 2045 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	34,602,931	1,190,687
Vanguard Total Stock Market ETF	266,500	37,683

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	4,811,864	180,541
Vanguard Pacific Stock Index Fund Investor Shares	6,095,458	79,119
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,940,920	48,135

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	17,066,401	170,834

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.288%	547,754	548
Total Investment Companies (Cost $1,518,945)		1,707,547
Other Assets and Liabilities (0.3%)
Other Assets		9,640
Liabilities		(5,049)
		4,591
Net Assets (100%)
Applicable to 117,357,611 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,712,138
Net Asset Value Per Share		$14.59

36

Target Retirement 2045 Fund

At March 31, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	1,517,307	$12.93
Undistributed Net Investment Income	6,343.05
Accumulated Net Realized Losses	(114)	—
Unrealized Appreciation	188,602	1.61
Net Assets	1,712,138	$14.59

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

37

Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	19,290
Net Investment Income—Note B	19,290
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(102)
Realized Net Gain (Loss)	(102)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	98,740
Net Increase (Decrease) in Net Assets Resulting from Operations	117,928

38

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Mar. 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,290	17,071
Realized Net Gain (Loss)	(102)	1,211
Change in Unrealized Appreciation (Depreciation)	98,740	65,100
Net Increase (Decrease) in Net Assets Resulting from Operations	117,928	83,382
Distributions
Net Investment Income	(24,576)	(9,135)
Realized Capital Gain[1]	(983)	—
Total Distributions	(25,559)	(9,135)
Capital Share Transactions—Note E
Issued	508,811	741,765
Issued in Lieu of Cash Distributions	25,473	9,100
Redeemed	(100,298)	(131,331)
Net Increase (Decrease) from Capital Share Transactions	433,986	619,534
Total Increase (Decrease)	526,355	693,781
Net Assets
Beginning of Period	1,185,783	492,002
End of Period[2]	1,712,138	1,185,783

1	Includes fiscal 2007 short-term gain distributions totaling $983,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2	Net Assets—End of Period includes undistributed net investment income of $6,343,000 and $11,629,000.

39

Target Retirement 2045 Fund

Financial Highlights

	Six Months			Sept. 1,	Oct. 27,
	Ended	Year Ended		2004, to	2003[2] to
	March 31,	September 30,		Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$13.60	$12.47	$10.98	$10.80	$10.00
Investment Operations
Net Investment Income	.19[3]	.27[3]	.24[3]	.03	.11
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.06	1.05	1.41	.15	.76
Total from Investment Operations	1.25	1.32	1.65	.18	.87
Distributions
Dividends from Net Investment Income	(.25)	(.19)	(.16)	—	(.07)
Distributions from Realized Capital Gains	(.01)	—	—	—	—
Total Distributions	(.26)	(.19)	(.16)	—	(.07)
Net Asset Value, End of Period	$14.59	$13.60	$12.47	$10.98	$10.80

Total Return	9.22%	10.70%	15.09%	1.67%	8.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,712	$1,186	$492	$85	$76
Ratio of Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.26%*	2.03%	2.07%	1.65%*	1.38%*
Portfolio Turnover Rate	1%*	3%	7%	0%	7%

1	The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.
2	Inception.
3	Calculated based on average shares outstanding.
4	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2007, the cost of investment securities for tax purposes was $1,518,945,000. Net unrealized appreciation of investment securities for tax purposes was $188,602,000, consisting of unrealized gains of $189,378,000 on securities that had risen in value since their purchase and $776,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $433,930,000 of investment securities and sold $7,654,000 of investment securities, other than temporary cash investments.

41

Target Retirement 2045 Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	35,411	57,087
Issued in Lieu of Cash Distributions	1,771	720
Redeemed	(7,000)	(10,084)
Net Increase (Decrease) in Shares Outstanding	30,182	47,723

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

42

Target Retirement 2050 Fund

Fund Profile

As of March 31, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	72.0%
European Stock Index Fund	10.5
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.7
Emerging Markets Stock Index Fund	2.8
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1

This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

43

Target Retirement 2050 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006[1]–March 31, 2007
				Target
				2050
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2006	6.2%	0.0%	6.2%	6.2%
2007[3]	8.1	1.0	9.1	9.3

Average Annual Total Returns: Period Ended March 31, 2007

			Since Inception
	Inception Date	Capital	Income	Total
Target Retirement 2050 Fund	6/7/2006	14.80%	1.12%	15.92%

1	Inception.
2

The Target 2050 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3	Six months ended March 31, 2007.

Note: See Financial Highlights table on page 49 for dividend and capital gains information.

44

Target Retirement 2050 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	1,628,345	56,031
Vanguard Total Stock Market ETF	2,900	410

International Stock Funds (17.9%)
Vanguard European Stock Index Fund Investor Shares	219,005	8,217
Vanguard Pacific Stock Index Fund Investor Shares	283,703	3,683
Vanguard Emerging Markets Stock Index Fund Investor Shares	88,346	2,191

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	786,586	7,874

Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 5.288%	257,102	257
Total Investment Companies (Cost $76,516)		78,663
Other Assets And Liabilities (0.1%)
Other Assets		735
Liabilities		(637)
		98
Net Assets (100%)
Applicable to 3,430,880 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		78,761
Net Asset Value Per Share		$22.96

45

Target Retirement 2050 Fund

At March 31, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	76,328	$22.25
Undistributed Net Investment Income	286.08
Accumulated Net Realized Gains	—	—
Unrealized Appreciation	2,147.63
Net Assets	78,761	$22.96

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

46

Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Income Distributions Received	571
Net Investment Income—Note B	571
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	—
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,785
Net Increase (Decrease) in Net Assets Resulting from Operations	2,356

47

Target Retirement 2050 Fund

Statement of Changes in Net Assets

		June 7,
	Six Months Ended	2006[1] to
	March 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	571	43
Realized Net Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	1,785	362
Net Increase (Decrease) in Net Assets Resulting from Operations	2,356	405
Distributions
Net Investment Income	(328)	—
Realized Capital Gain	—	—
Total Distributions	(328)	—
Capital Share Transactions—Note E
Issued	70,900	12,301
Issued in Lieu of Cash Distributions	326	—
Redeemed	(6,757)	(442)
Net Increase (Decrease) from Capital Share Transactions	64,469	11,859
Total Increase (Decrease)	66,497	12,264
Net Assets
Beginning of Period	12,264	—
End of Period[2]	78,761	12,264

1	Inception.
2	Net Assets—End of Period includes undistributed net investment income of $286,000 and $43,000.

48

Target Retirement 2050 Fund

Financial Highlights

	Six Months	June 7,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.24	$20.00
Investment Operations
Net Investment Income	.31[2]	.17[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.63	1.07
Total from Investment Operations	1.94	1.24
Distributions
Dividends from Net Investment Income	(.22)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.22)	—
Net Asset Value, End of Period	$22.96	$21.24

Total Return	9.15%	6.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79	$12
Ratio of Expenses to Average Net Assets—Note B	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.44%*	1.88%*
Portfolio Turnover Rate	0%*	0%

1	Inception.
2	Calculated based on average shares outstanding.
3	The acquired fund fees and expenses were 0.21% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2007, the cost of investment securities for tax purposes was $76,516,000. Net unrealized appreciation of investment securities for tax purposes was $2,147,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended March 31, 2007, the fund purchased $64,387,000 of investment securities and sold no investment securities, other than temporary cash investments.

50

Target Retirement 2050 Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	June 7, 2006[1] to
	March 31, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	3,139	598
Issued in Lieu of Cash Distributions	14	—
Redeemed	(299)	(21)
Net Increase (Decrease) in Shares Outstanding	2,854	577

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Inception

51

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund listed.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended March 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Target Retirement Fund	9/30/2006	3/31/2007	Period[1]
Based on Actual Fund Return
2030	$1,000.00	$1,089.07	$1.09
2035	1,000.00	1,092.09	1.10
2040	1,000.00	1,090.99	1.09
2045	1,000.00	1,092.19	1.10
2050	1,000.00	1,091.49	1.10
Based on Hypothetical 5% Yearly Return
2030	$1,000.00	$1,023.88	$1.06
2035	1,000.00	1,023.88	1.06
2040	1,000.00	1,023.88	1.06
2045	1,000.00	1,023.88	1.06
2050	1,000.00	1,023.88	1.06

1

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.21%, 0.21%, 0.21%, 0.21% and 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

52

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table on page 52 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

53

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others; however, no single factor determined whether or not the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985, and has led the Quantitative Equity Group since 1987. Duane Kelly, the Vanguard principal responsible for the day-to-day management of the funds, has been with Vanguard since 1989. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the most recent performance of the funds is contained in the Performance Summary pages of this report.

Cost

The board noted that the funds’ average weighted expense ratios (or acquired fund fees and expenses) were far below the average expense ratios for the funds’ composite peer groups. The funds do not incur advisory expenses directly; however; the board noted that each of the underlying funds in which the Target Retirement Funds invest has advisory expenses well below the relevant peer-group average. Information about the Target Retirement Funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements pages for each fund.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

54

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
147 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
147 Vanguard Funds Overseen	and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for the
Hearing-Impaired > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082B 052007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.